Derivative financial instruments - Pre-tax impact of cash flow and net investment hedges on reserves (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Derivative financial instruments
Gains (losses) remaining in the cash flow hedge reserve relating to hedge relationships for which hedge accounting is no longer applied	$ 2	$ (18)
FX risk
Derivative financial instruments
Loss relating to discontinued hedges	158	146
Cash Flow and Net Investment Hedges
Derivative financial instruments
Balance as at beginning of year	1,146	276
Net gains/(losses) from changes in fair value	(635)	1,107
Transferred to interest income	(309)	(237)
Balance as at end of year	202	1,146
Cash Flow and Net Investment Hedges | Interest rate risk
Derivative financial instruments
Balance as at beginning of year	1,147	394
Net gains/(losses) from changes in fair value	(311)	1,224
Transferred to interest income	(587)	(471)
Balance as at end of year	249	1,147
Cash Flow and Net Investment Hedges | FX risk
Derivative financial instruments
Balance as at beginning of year	(1)	(118)
Net gains/(losses) from changes in fair value	(324)	(117)
Transferred to interest income	278	234
Balance as at end of year	(47)	(1)
Net investment hedges
Derivative financial instruments
Net gains (losses) from changes in fair value of net investment hedges	(155)	236
Parent Entity
Derivative financial instruments
Gains (losses) remaining in the cash flow hedge reserve relating to hedge relationships for which hedge accounting is no longer applied	2	(18)
Parent Entity | FX risk
Derivative financial instruments
Loss relating to discontinued hedges	162	149
Parent Entity | Cash Flow and Net Investment Hedges
Derivative financial instruments
Balance as at beginning of year	630	194
Net gains/(losses) from changes in fair value	(570)	866
Transferred to interest income	(349)	(430)
Balance as at end of year	(289)	630
Parent Entity | Cash Flow and Net Investment Hedges | Interest rate risk
Derivative financial instruments
Balance as at beginning of year	629	243
Net gains/(losses) from changes in fair value	(535)	846
Transferred to interest income	(382)	(460)
Balance as at end of year	(288)	629
Parent Entity | Cash Flow and Net Investment Hedges | FX risk
Derivative financial instruments
Balance as at beginning of year	1	(49)
Net gains/(losses) from changes in fair value	(35)	20
Transferred to interest income	33	30
Balance as at end of year	(1)	1
Parent Entity | Net investment hedges
Derivative financial instruments
Net gains (losses) from changes in fair value of net investment hedges	$ (97)	$ 15